SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
7.	SHARE-BASED COMPENSATION PLAN

In 2011, the Board of Directors decided to establish an incentive plan and the Company has amended its 2011 Equity Incentive Plan (the “Plan”) in 2015, 2019 and 2022. 4,000,000 stock options are authorized under the Plan, as of December 31, 2022.
Stock Option Awards

In October 2019, the 2011 Equity Incentive Plan was amended to reserve an additional 1,000,000 stock options for issuance to persons employed in the management of the Company and members of the Board of Directors. The Company granted 755,000 and 234,000 stock options with vesting over a period of two and three years, respectively, and an exercise price of $4.70 per share. In October 2021, the vesting period for the 755,000 stock options that originally vested in October 2021 was prolonged with one year. In October 2022, 989,000 stock options vested without any options being exercised as the strike price was above the share price at the vesting date. After the expiration in October 2022, these options became eligible for re-distribution.
In November 2022, the 2011 Equity Incentive Plan was amended to reserve an additional 3,000,000 stock options for issuance to persons employed in the management of the Company and members of the Board of Directors. The Company granted 3,990,000 stock options with vesting over a period of two years and an exercise price of $3.60 per share, adjusted for dividends. The options are exercisable in a period of twelve months following the vesting date.

The Company used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;
Assumptions
Volatility	69.0%
Dividend yield*	0.0%
Risk-free interest rate	4.54%
Weighted-average grant date fair value	$1.15

*Applied nil as the exercise price is adjusted for dividends

The expected volatility was based on historical volatility observed from historical company-specific data during the two years prior to the grant date. The compensation expense related to the stock option awards was $0.4 million, $0.2 million and $0.3 million for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively, and the remaining unrecognized cost as of December 31, 2022, related to non-vested stock options was $4.2 million with a remaining average remaining vesting period of 1.8 years. No forfeitures have occurred and no stock options were exercisable as of December 31, 2022.